Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amount and fair value of financial instruments at December 31, 2018 and 2017 were as follows (in thousands):

		2018		2017
	Level	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	1	$67,495	$67,495	$68,535	$68,535
Other assets - interest rate cap	2	219	219	192	192
Equity investment - Common stock of Scorpio Tankers Inc.	2	92,281	92,281	—	—

Financial liabilities:
Bank loans, net	1	681,489	681,489	623,960	623,960
Financing obligation	1	73,823	73,823	18,891	18,891
Senior Notes, net	1	73,253	74,214	72,726	74,921